Equity Incentive Plans and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans and Stock-Based Compensation

11. Equity Incentive Plans and Stock-Based Compensation

Equity Incentive Plans

In 2017, the Parent adopted the 2017 Equity Incentive Program (the “2017 Plan”). The 2017 Plan was administered by the General Partner, EagleTree-Carbide (GP), LLC, who determines the types of awards to be granted, the number of units subject to the awards, the exercise price and the vesting requirements. Only our employees and directors participated in this program. In connection with the Reorganization discussed in Note 1, we assumed the 2017 Plan and all the outstanding options to acquire units of the Parent under the 2017 Plan were converted into options to purchase our common stock on a pro rata basis with an adjusted exercise price to reflect the assumption. No other modifications were made to the options and no further options will be granted under the 2017 Plan following the Reorganization.

In September 2020, we adopted the 2020 Incentive Award Plan (the “2020 Plan”), which became effective on September 22, 2020, the day prior to the first public trading date of our common stock. The 2020 Plan is the successor and continuation to the 2017 Plan. The 2020 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit (“RSU”) awards, performance awards and other forms of awards. Incentive stock options may be granted only to employees. All other awards may be granted to eligible employees, non-employee directors and consultants, at the discretion of our board of directors (the “Board”). Under the 2020 Plan, 5,125,000 shares of our common stock are initially reserved for issuance. The 2020 Plan reserve also includes any shares under the 2017 Plan and the 2020 Plan that may become available for issuance if the award terminates without the delivery of shares or if shares are tendered to satisfy the exercise price or tax withholding obligation with respect of the award. The 2020 Plan reserve increases annually on January 1 of each calendar year, starting on January 1, 2021 through January 1, 2030, by an amount equal to the lesser of (a) 4% of the shares outstanding on the last day of the immediately preceding fiscal year or (b) a smaller number of shares as determined by the Board; provided, however, no more than 75,000,000 shares of our common stock may be issued upon the exercise of incentive stock options.

All stock options under the 2017 Plan and the 2020 Plan are issued at exercise prices not less than the fair market value on the date of grant. RSUs have no exercise price. Both stock options and RSUs vest over a period of time as determined by the Board, generally four to five years, and expire ten years from date of grant. As of September 30, 2020, 4,941,580 shares were available for grant under the 2020 Plan.

Employee Stock Purchase Plan

In September 2020, we adopted the 2020 Employee Stock Purchase Plan (the “ESPP”), which became effective September 22, 2020, the day prior to the first public trading date of our common stock. The ESPP is intended to qualify under Section 423 of the U.S. Internal Revenue Service Code. The ESPP initially reserved 1,025,000 shares of our common stock for issuance. The ESPP reserve increases annually on January 1 of each calendar year, starting on January 1, 2021 through January 1, 2030, by an amount equal to the lesser of (a) 1% of the shares outstanding on the last day of the immediately preceding fiscal year or (b) a smaller number of shares as determined by the Board; provided, however, no more than 20,000,000 shares of our common stock may be issued under the ESPP.

The ESPP is designed to allow eligible employees to purchase shares of our common stock, at semi-annual intervals, with their accumulated payroll deductions. Under the ESPP, participants are offered the option to purchase shares of our common stock at a discount during a series of successive offering periods, the duration and timing of which will be determined by the ESPP administrator. The offering period may not be longer than 27 months in length. The option purchase price will be the lower of 85% of the closing trading price per share of our common stock on the first trading date of an offering period in which a participant is enrolled or 85% of the closing trading price per share on the purchase date, which will occur on the last trading day of each offering period. Employees may participate through payroll deductions of 1% to 15% of their earnings. No participant may purchase more than 30,000 shares in each offering period and may not subscribe for more than $25,000 in fair market value of shares of our common stock (determined at the time the option is granted) during any calendar year. The first offering period will begin on January 1, 2021.

Stock Options Activities

The following table summarizes the stock option activities and related information for the nine months ended September 30, 2020:

	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Balance as of December 31, 2019	8,790,000	$4.86	8.1	$24,949
Granted	1,875,161	8.59
Exercised	(306,000)	4.05
Forfeited/cancelled	(164,000)	6.30

Balance as of September 30, 2020	10,195,161	$5.55	7.9	$67,698

Vested and exercisable as of September 30, 2020	4,045,117	$4.31	7.2	$31,534

The weighted average grant-date fair value of the stock options granted for the nine months ended September 30, 2020 was $8.59 per share. As of September 30, 2020, the unrecognized stock-based compensation costs related to outstanding unvested stock options was $15.4 million, which is expected to be recognized over a weighted average period of 3.3 years.

RSUs Activities

The following table summarizes the RSUs activities and related information for the nine months ended September 30, 2020:

	Unvested RSUs	Weighted- Average Grant Date Fair Value Per Share
Balance as of December 31, 2019	—	—
Granted	17,647	$17.00
Vested	(8,823)	17.00

Balance as of September 30, 2020	8,824	$17.00

As of September 30, 2020, the unrecognized stock-based compensation costs related to outstanding unvested RSUs was $0.1 million, which is expected to be recognized over a weighted average period of 1.0 year.

Stock-based Compensation

The following table summarizes stock-based compensation expense by line item in the accompanying condensed combined consolidated statements of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Cost of revenue	$60	$52	$192	$145
Sales, general and administrative	1,414	672	3,634	2,251
Product development	157	143	460	417

Total stock-based compensation expense	$1,631	$867	$4,286	$2,813

Valuation Assumptions

We estimate the fair value of the stock options on the date of grant using the Black-Scholes-Merton pricing model, with the following valuation assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Weighted average grant date fair value of common stock (per share)	$16.38	$7.55	$8.60	$7.46
Expected term (years)	6.09	6.50	6.37	6.48
Expected volatility	41.7%-44.0%	34.5%-34.9%	35.8%-44.0%	34.3%-34.9%
Dividend yield	—	—	—	—
Range of risk-free interest rate	0.3%-0.4%	1.4-1.9%	0.3%-1.8%	1.4%-2.6%

11. Equity Incentive Plans and Stock-Based Compensation

Equity Option Plans

In 2017, the Parent adopted an Equity Incentive Program (the “Program”). The Program is administered by the general partner, EagleTree-Carbide (GP), LLC, unless and until the general partner delegates administration to a committee appointed by the general partner, the board of the limited partnership or the CEO, which determines the types of awards to be granted, the number of units subject to the awards, the exercise price and the vesting requirements. The Company’s employees participated in this program in the years presented. Under the Program, 16,666,667 units of the Parent’s common units have been initially reserved for the issuance of unit awards. No options will be exercisable more than 10 years after the date of grant. An exercise price per unit may not be less than 100% of the fair market value per unit on the date of grant. Options generally vest 20% annually over five years from the vesting commencement date.

On August 12, 2019, the Company’s parent further reserved 1,500,000 common units of the Parent for the issuance of unit awards to the Company’s employees under the program. Subsequently on January 3, 2020 and April 17, 2020, the Parent further reserved 1,500,000 and 650,000 common units, respectively, for the issuance of unit awards to the Company’s employees under the program.

As of December 31, 2018 and 2019, 1,150,167 and 512,167 units, respectively, were available for grant under the Program.

Unit Award Repricing

On July 18, 2018, the Parent approved a modification to all unexercised unit awards outstanding as of July 18, 2018 that were granted prior to the dividend distribution that occurred on March 29, 2018. The exercise price of the modified unit awards was reduced by $0.56 per unit. The reduction in the exercise price is equal to the one-time cash dividend, distributed on March 29, 2018, on a per unit basis. The Parent modified the exercise price of 14,570,000 unit awards, which following the Reorganization represents 7,285,000 stock options of the Company, granted as part of the 2017 Equity Incentive Program and held by 84 employees.

This modification resulted in incremental stock-based compensation expense of approximately $4.8 million, which is being recognized by the Company over the then remaining requisite service period of 4.1 years from the modification date.

Separation Agreement with an Executive

On April 30, 2019, the Company entered into a Separation agreement with an executive. The terms of the Separation agreement included cash compensation of approximately $0.7 million that was paid on November 7, 2019. In addition, certain terms of the executive’s outstanding unit awards were modified resulting in incremental stock-based compensation expense of approximately $0.4 million. The cash compensation and incremental stock-based compensation expense were fully recognized in 2019.

Common Stock Options Activity

Unless otherwise indicated, the Parent’s unit award activities and related information are summarized and presented in this section for all periods presented as the equivalents of the Company’s stock options following the Reorganization.

The following table summarizes the Company’s stock option activities and related information for the periods presented:

	Outstanding Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contract Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Balance, December 31, 2017	7,150,000	$4.98	9.9	$6,006
Options granted	737,500	7.23
Options exercised	(3,250)	2.97
Options forfeited/cancelled	(181,250)	4.80

Balance, December 31, 2018	7,703,000	4.18	8.9	19,615
Options granted	1,935,000	7.78
Options exercised	(34,000)	3.63
Options forfeited/cancelled	(814,000)	5.34

Balance, December 31, 2019	8,790,000	4.86	8.1	24,949

Exercisable, December 31, 2019	2,845,500	$4.00	7.2	$10,489

The weighted average grant-date fair value of the stock options granted for the years ended December 31, 2018 and December 31, 2019 was $2.51 and $2.88 per option, respectively.

As of December 31, 2018 and December 31, 2019, the unrecognized stock-based compensation costs were $13.1 million and $13.2 million, respectively, which are expected to be recognized over a weighted average period of 3.78 and 3.48 years, respectively.

The Company recognized stock-based compensation in the accompanying combined consolidated statements of operations as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Cost of revenue	$162	$197
Product development	407	567
Sales, general and administrative	2,182	3,084

Stock-based compensation	$2,751	$3,848

The Company computed the fair value of the options on the date of grant using the Black-Scholes-Merton pricing model, with the following valuation assumptions:

	Year Ended December 31, 2018	Year Ended December 31, 2019

Weighted average grant date fair value per common stock	$6.88	$7.59
Weighted average expected term in years	6.48	6.48
Range of expected volatility	33.4%-35.0%	34.3%-36.1%
Weighted average expected dividend yield	—	—
Range of risk free interest rate	2.7%-3.1%	1.4%-2.6%

Determination of Fair Value

The fair value of each common stock option grant was determined by the Company using the method and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment and estimation by management.

The estimated grant-date fair value of all of the Company’s stock-based awards was calculated based on the following assumptions:

Expected Term—The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

Expected Volatility—Since the Company does not have a trading history for its common stock, the expected volatility was derived from the historical stock volatilities of comparable peer public companies within its industry that are considered to be comparable to the Company’s business over a period equivalent to the expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant for zero-coupon U.S. Treasury notes with maturities approximately equal to the stock-based awards’ expected term.

Expected Dividend Rate—The expected dividend is zero as, other than the declaration and payments of a special one-time cash dividend of $85.0 million in March 2018, the Company has not paid nor does it anticipate paying any dividends on its common stock in the foreseeable future.

Fair Value of Common Stock—The fair value of the Company’s common stock is determined by the Company’s board of directors because there is no public market for the Company’s common stock. The Company’s board of directors determines the fair value of the common stock by considering a number of objective and subjective factors, including having valuations of its common stock performed by an unrelated valuation specialist, valuations of comparable peer public companies, operating and financial performance, the lack of liquidity of the Company’s stock, and general and industry-specific economic outlook.

The expense is recognized over the requisite service period.